financial instruments - Fair values - General (Details) - Level 3	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Wind discount risk
financial instruments
Percentage of electric power pool price	55.00%	76.00%
Solar premium risk
financial instruments
Percentage of electric power pool price	82.00%	82.00%